Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated Useful Lives in years	As of December 31, 2015	As of June 30, 2015
Office equipment and furniture	3 – 5	$108,000	$—
Lab equipment	3 – 5	90,000	90,000
Leasehold improvements	3	18,000	—
Manufacturing equipment	5	7,000	—
Less accumulated depreciation and amortization		(79,000)	(60,000)
Fixed assets, net		$144,000	$30,000

Fixed assets are recorded at cost. After being placed in service, the fixed assets are depreciated using the straight-line method over estimated useful lives. Fixed assets consist of the following:

	Estimated Useful Lives in years	June 30,
		2015	2014
Lab equipment	3 – 5	90,000	90,000
Less accumulated depreciation		(60,000)	(33,000)
Fixed assets, net		$30,000	$57,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2015	2014
Depreciation expense	$27,000	$27,000